Operating assets and liabilities - Trade receivables - Trade receivables (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	kr 110,206	kr 99,783
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	99,783
Allowance at the end of the year	110,206	99,783
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,949	64,770
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	64,770
Allowance at the end of the year	71,949	64,770
Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	74,076	66,564
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	66,564
Allowance at the end of the year	74,076	66,564
Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,127	1,794
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	1,794	1,520
Reversal of allowance on realised losses	(70)	(39)
Net movement recognised in income statement	445	413
Effect of exchange rate adjustment	(42)	(100)
Allowance at the end of the year	2,127	1,794
Not yet due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70,196	63,232
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	63,232
Allowance at the end of the year	70,196	63,232
Not yet due | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,245	64,327
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	64,327
Allowance at the end of the year	71,245	64,327
Not yet due | Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,049	1,095
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	1,095
Allowance at the end of the year	1,049	1,095
1-90 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,222	1,397
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	1,397
Allowance at the end of the year	1,222	1,397
1-90 days | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,452	1,557
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	1,557
Allowance at the end of the year	1,452	1,557
1-90 days | Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	230	160
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	160
Allowance at the end of the year	230	160
91-180 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	305	111
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	111
Allowance at the end of the year	305	111
91-180 days | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	415	211
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	211
Allowance at the end of the year	415	211
91-180 days | Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	110	100
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	100
Allowance at the end of the year	110	100
181-270 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	226	30
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	30
Allowance at the end of the year	226	30
181-270 days | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	328	111
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	111
Allowance at the end of the year	328	111
181-270 days | Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102	81
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	81
Allowance at the end of the year	102	81
271-360 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	0
Allowance at the end of the year	0	0
271-360 days | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	341	90
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	90
Allowance at the end of the year	341	90
271-360 days | Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	341	90
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	90
Allowance at the end of the year	341	90
More than 360 days past due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	0
Allowance at the end of the year	0	0
More than 360 days past due | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	295	268
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	268
Allowance at the end of the year	295	268
More than 360 days past due | Trade receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	295	268
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Carrying amount at the beginning of the year	268
Allowance at the end of the year	kr 295	kr 268